UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 137.1%
Corporate — 16.4%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$500	$492,645
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, Remarketing, 5.00%, 11/01/30 (a)	1,000	991,510
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	212,180
Essex County Industrial Development Agency New York, Refunding RB, International Paper Co. Project, Series A, AMT, 5.50%, 10/01/26	625	623,694
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	750	751,058
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (b)(c):
7.63%, 8/01/25	1,600	1,375,968
7.75%, 8/01/31	1,500	1,289,970
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,280	1,290,342
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	2,400	2,425,920
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,540,400
		11,993,687
County/City/Special District/School District — 33.3%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	500	497,115
4.63%, 10/01/40	275	269,616

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Buffalo & Erie County Industrial Land Development Corp., RB, Buffalo State College Foundation Housing Corporation Project, 5.38%, 10/01/41	$280	$289,002
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	544,795
Series B, 5.75%, 12/01/11 (d)	2,000	2,000,300
Sub-Series G-1, 6.25%, 12/15/31	250	292,745
Sub-Series I-1, 5.38%, 4/01/36	450	491,368
City of Syracuse New York, GO, Airport Terminal Security and Access Improvement, Series A (AGM), 4.75%, 11/01/31 (a)	500	493,640
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	1,850	1,793,279
5.75%, 2/15/47	1,550	1,639,512
(AGM), 5.00%, 2/15/47	850	850,323
(NPFGC), 4.50%, 2/15/47	250	224,815
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,050,470
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 5.88%, 3/01/35 (e)	500	136,870
CAB, Yankee Stadium (AGC), 6.08%, 3/01/42 (e)	1,750	302,942
CAB, Yankee Stadium (AGC), 6.22%, 3/01/45 (e)	500	71,390
Queens Baseball Stadium, 5.00%, 1/01/39	1,000	846,880
Queens Baseball Stadium, 6.38%, 1/01/39	100	106,458
Queens Baseball Stadium, 5.00%, 1/01/46	550	456,802

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Transitional Finance Authority, RB:
Building Aid Revenue, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$1,300	$1,380,769
Future Tax Secured, Series B, 5.00%, 11/01/12 (d)	1,880	1,959,825
Future Tax Secured, Series B, 5.00%, 11/01/27	3,120	3,218,904
Series S-2 (NPFGC), 4.50%, 1/15/31	2,500	2,515,800
Series S-2 (NPFGC), 4.25%, 1/15/34	250	238,925
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	250	251,688
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project:
5.63%, 7/15/47	1,400	1,411,704
6.38%, 7/15/49	500	519,030
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	261,545
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 6.00%, 9/01/34	150	165,722
		24,282,234
Education — 20.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(f):
7.00%, 5/01/25	345	86,250
7.00%, 5/01/35	220	55,000
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	250	251,645
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	755	688,809
Geneva Industrial Development Agency New York, RB, Hobart & William Smith Project, Series A, 5.38%, 2/01/33	2,000	2,068,520
Herkimer County Industrial Development Agency New York, RB, College Foundation Inc. Student Housing Project, 6.25%, 8/01/34	385	386,709
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	359,111

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York City Industrial Development Agency, RB:
Lycee Francais de New York Project, Series A (ACA), 5.38%, 6/01/23	$1,500	$1,523,100
New York University Project (BHAC), 5.00%, 7/01/41	500	500,120
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora), 5.13%, 7/01/30	2,000	2,080,300
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	549,550
Fordham University, Series A, 5.50%, 7/01/36	150	161,327
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	625	687,231
University of Rochester, Series A, 5.13%, 7/01/39	250	262,068
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	250	269,885
Skidmore College, Series A, 5.25%, 7/01/29	200	217,576
Skidmore College, Series A, 5.25%, 7/01/31	300	322,185
Teachers College, 5.50%, 3/01/39	650	691,450
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	410	414,379
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	486,027
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	925	931,123
Juilliard School, 5.00%, 1/01/39	1,050	1,105,587
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	530,000
		14,627,952
Health — 19.8%
Clarence Industrial Development Agency, RB, Bristol Village Project (Ginnie Mae), 6.00%, 1/20/44	1,650	1,697,751
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/40	300	307,122

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	$250	$215,268
Monroe County Industrial Development Corp., RB, Unity Hospital Rochester Project (FHA), 5.50%, 8/15/40	425	458,384
New York City Industrial Development Agency, RB, Eger Harbor Project, Series A (Ginnie Mae), 5.88%, 5/20/44	975	1,028,849
New York State Dormitory Authority, MRB, St. Barnabas, Series A (FHA), 5.00%, 2/01/31	1,000	1,004,840
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	500	522,630
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	304,533
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	350	376,656
New York University Hospital Center, Series A, 5.75%, 7/01/31	425	442,196
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,000	964,320
New York University Hospital Center, Series B, 5.63%, 7/01/37	530	538,718
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,000	1,007,430
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	750	772,035
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	2,000	2,005,660
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	575	591,548
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	500	516,880
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	350,000
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	450	422,577

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	$150	$160,793
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	750	750,045
		14,438,235
Housing — 3.3%
New York City Housing Development Corp., RB, Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,420,142
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT, (SONYMA), 5.00%, 2/15/39	1,000	979,530
		2,399,672
State — 11.1%
New York City Transitional Finance Authority, Future Tax Secured Bond, RB, Series D, 5.00%, 11/01/38	825	871,893
New York Liberty Development Corp., RB, 4 World Trade Center Project:
5.00%, 11/15/31	1,000	1,034,070
5.75%, 11/15/51	670	711,185
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	337,542
Series C, 5.00%, 12/15/31	500	528,015
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 4.75%, 1/15/30	800	817,008
New York State Urban Development Corp., RB, State Personal Income Tax, Series B, 5.00%, 3/15/35	2,000	2,058,500
Onondaga Civic Development Corp., RB Upstate Properties Development, Inc., 5.25%, 12/01/41	1,165	1,180,378
State of New York, GO, Series A, 5.00%, 2/15/39	500	532,305
		8,070,896
Tobacco — 5.4%
New York Counties Tobacco Trust III, RB, Tobacco Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	1,285	1,103,044
TSASC Inc. New York, RB, Tobacco Settlement Asset-Backed, Series 1, 5.75%, 7/15/12 (d)	2,750	2,842,922
		3,945,966
Transportation — 11.3%
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	750	877,777
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/30	5,000	5,151,050

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB:
JFK International Air Terminal, 6.00%, 12/01/42	$1,000	$1,045,090
Special Project, JFK International Air Terminal, Series 6 (NPFGC), AMT, 6.25%, 12/01/13	1,000	1,043,870
Triborough Bridge & Tunnel Authority, RB, General Purpose, Series A, 5.00%, 1/01/12 (d)	150	150,620
		8,268,407
Utilities — 16.4%
Long Island Power Authority, RB:
CAB (AGM), 5.25%, 6/01/28 (e)	3,515	1,755,953
General, Series A (AGM), 5.00%, 5/01/36	250	260,868
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,113,080
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	500	563,250
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Series HH, 5.00%, 6/15/32	1,500	1,609,365
Series B, 5.00%, 6/15/36	600	622,914
New York City Municipal Water Finance Authority, Refunding RB, Series A, 5.13%, 6/15/34	4,000	4,075,760
New York State Environmental Facilities Corp., RB, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	350	373,807
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Water Project, Series A, 5.00%, 6/15/37	1,500	1,597,110
		11,972,107
Total Municipal Bonds in New York		99,999,156
Guam — 1.7%
State — 0.7%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	485	499,866
Tobacco — 0.4%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	375	306,090
Utilities — 0.6%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	400	394,204
Total Municipal Bonds in Guam		1,200,160

Municipal Bonds	Par (000)	Value
Multi-State — 6.0%
Housing — 6.0%
Centerline Equity Issuer Trust (g)(h):
5.75%, 5/15/15	$500	$534,775
6.00%, 5/15/15	1,500	1,620,090
6.00%, 5/15/19	1,000	1,104,370
6.30%, 5/15/19	1,000	1,107,890
Total Municipal Bonds in Multi-State		4,367,125
Puerto Rico — 8.2%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	500	521,030
State — 3.3%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.40%, 8/01/32 (e)	750	213,585
First Sub-Series A, 6.50%, 8/01/44	1,000	1,129,820
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (e):
(AMBAC), 5.14%, 8/01/54	5,000	316,750
(NPFGC), 5.76%, 8/01/41	1,500	232,065
(NPFGC), 5.97%, 8/01/43	4,000	541,000
		2,433,220
Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	500	414,675
Transportation — 2.9%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series CC (AGM), 5.50%, 7/01/30	1,000	1,087,980
Series D, 5.38%, 7/01/12 (d)	1,000	1,029,630
		2,117,610
Utilities — 0.7%
Puerto Rico Electric Power Authority, Refunding RB, Series W (NPFGC), 5.25%, 7/01/29	500	526,500
Total Municipal Bonds in Puerto Rico		6,013,035
Total Municipal Bonds – 153.0%		111,579,476

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
New York — 5.0%
County/City/Special District/School District — 3.1%
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	2,250	2,285,437

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
New York (concluded)
Transportation — 1.5%
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, 5.00%, 10/15/26	$1,000	$1,079,180
Utilities — 0.4%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	240	269,179
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 5.0%		3,633,796
Total Long-Term Investments (Cost – $112,407,409) – 158.0%		115,213,272

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (j)(k)	3,027,758	3,027,758
Total Short-Term Securities (Cost – $3,027,758) – 4.1%		3,027,758
Total Investments (Cost - $115,435,167*) – 162.1%		118,241,030
Other Assets Less Liabilities – 1.2%		880,854
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (2.4)%		(1,785,172)
AMPS, at Redemption Value – (60.9)%		(44,400,000)
Net Assets Applicable to Common Shares– 100.0%		$72,936,712

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$113,312,550
Gross unrealized appreciation	$4,616,368
Gross unrealized depreciation	(1,472,628)
Net unrealized appreciation	$3,143,740

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Keegan & Co., Inc.	$493,640	$5,000
Wells Fargo Bank, N.A.	$991,510	$2,410

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Non-income producing security.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

BIF New York Municipal Money Fund	2,604,133	423,625	3,027,758	$—

(k)	Represents the current yield as of report date.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	5

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$115,213,272	—	$115,213,272
Short-Term Securities	$3,027,758	—	—	3,027,758
Total	$3,027,758	$115,213,272	—	$118,241,030

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: January 23, 2012